Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	286,392,032.93	18,164
Yield Supplement Overcollateralization Amount 07/31/24	5,834,848.11	0
Receivables Balance 07/31/24	292,226,881.04	18,164
Principal Payments	13,875,337.48	697
Defaulted Receivables	430,986.76	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	5,395,963.95	0
Pool Balance at 08/31/24	272,524,592.85	17,447

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.82%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,275,732.58	330
Past Due 61-90 days	2,145,631.52	100
Past Due 91-120 days	232,756.96	13
Past Due 121+ days	0.00	0
Total	9,654,121.06	443

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	307,392.27
Aggregate Net Losses/(Gains) - August 2024	123,594.49
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	1.76%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.40%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	35.30

Flow of Funds	$ Amount
Collections	15,260,826.19
Investment Earnings on Cash Accounts	12,576.67
Servicing Fee	(243,522.40)
Transfer to Collection Account	-
Available Funds	15,029,880.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	347,757.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,223,242.15
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	732,825.04

Total Distributions of Available Funds	15,029,880.46

Servicing Fee	243,522.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	281,747,835.00
Principal Paid	13,867,440.08
Note Balance @ 09/16/24	267,880,394.92

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	160,797,835.00
Principal Paid	13,867,440.08
Note Balance @ 09/16/24	146,930,394.92
Note Factor @ 09/16/24	48.0510154%

Class A-4
Note Balance @ 08/15/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	79,150,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	27,870,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	13,930,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	429,615.34
Total Principal Paid	13,867,440.08
Total Paid	14,297,055.42

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	222,437.01
Principal Paid	13,867,440.08
Total Paid to A-3 Holders	14,089,877.09

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4636921
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.9673939
Total Distribution Amount	15.4310860

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7274413
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.3510370
Total A-3 Distribution Amount	46.0784783

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	665.10
Noteholders' Principal Distributable Amount	334.90

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	2,322,098.97
Investment Earnings	10,337.09
Investment Earnings Paid	(10,337.09)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,045,358.87	$2,472,026.19	$2,440,455.34
Number of Extensions	104	117	108
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.81%	0.76%